American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2026

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 3.2%
Rocket Lab Corp.(1)	826,190	68,168,937
Automobiles — 5.9%
Tesla, Inc.(1)	327,754	125,080,759
Biotechnology — 7.2%
Alnylam Pharmaceuticals, Inc.(1)	144,066	44,586,986
Argenx SE, ADR(1)	32,077	25,075,233
Ascendis Pharma AS(1)	254,766	58,438,225
Denali Therapeutics, Inc.(1)	362,300	6,782,256
Insmed, Inc.(1)	126,348	17,225,023
		152,107,723
Broadline Retail — 9.5%
Amazon.com, Inc.(1)	758,310	200,997,649
Capital Markets — 1.0%
Robinhood Markets, Inc., Class A(1)	149,462	10,894,285
S&P Global, Inc.	20,786	8,963,547
		19,857,832
Electrical Equipment — 1.1%
Bloom Energy Corp., Class A(1)	83,263	23,593,404
Electronic Equipment, Instruments and Components — 2.0%
Cognex Corp.	254,731	14,140,118
Coherent Corp.(1)	87,244	27,892,779
		42,032,897
Energy Equipment and Services — 0.6%
TechnipFMC PLC	163,142	12,328,641
Entertainment — 4.1%
Netflix, Inc.(1)	685,755	64,193,526
Spotify Technology SA(1)	48,128	21,491,558
		85,685,084
Financial Services — 2.6%
Adyen NV(1)	7,305	8,243,366
Mastercard, Inc., Class A	91,812	46,174,091
		54,417,457
Health Care Equipment and Supplies — 1.6%
Intuitive Surgical, Inc.(1)	73,424	33,599,557
Hotels, Restaurants and Leisure — 1.7%
Cava Group, Inc.(1)	39,518	3,691,376
Chipotle Mexican Grill, Inc.(1)	263,923	8,970,743
DoorDash, Inc., Class A(1)	139,188	23,474,056
		36,136,175
Insurance — 0.4%
Kinsale Capital Group, Inc.	25,314	8,191,863
Interactive Media and Services — 20.3%
Alphabet, Inc., Class C	962,448	367,597,389
Meta Platforms, Inc., Class A	83,901	51,339,861
Reddit, Inc., Class A(1)	70,493	10,378,684
		429,315,934
IT Services — 2.5%
Okta, Inc.(1)	180,235	13,274,308

Shopify, Inc., Class A(1)	327,334	39,649,967
		52,924,275
Machinery — 1.1%
Westinghouse Air Brake Technologies Corp.	82,990	22,398,171
Pharmaceuticals — 0.6%
Structure Therapeutics, Inc., ADR(1)	321,262	13,316,310
Professional Services — 0.4%
Verisk Analytics, Inc.	50,054	9,234,462
Semiconductors and Semiconductor Equipment — 22.0%
ARM Holdings PLC, ADR(1)(2)	126,803	26,669,207
Broadcom, Inc.	25,459	10,627,350
Lam Research Corp.	99,967	25,777,491
Monolithic Power Systems, Inc.	20,889	33,723,411
NVIDIA Corp.	1,848,332	368,871,617
		465,669,076
Software — 11.9%
AppLovin Corp., Class A(1)	50,688	22,624,589
Aurora Innovation, Inc.(1)(2)	3,118,672	18,337,791
Cadence Design Systems, Inc.(1)	212,336	69,983,822
Docusign, Inc.(1)	151,694	6,976,407
HubSpot, Inc.(1)	8,877	1,968,564
Intuit, Inc.	21,260	8,259,510
Microsoft Corp.	222,711	90,817,092
Palantir Technologies, Inc., Class A(1)	229,239	31,889,437
		250,857,212
TOTAL COMMON STOCKS (Cost $897,357,817)		2,105,913,418
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,013	34,013
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,082,070	13,082,070
		13,116,083
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 9/30/30, valued at $13,354,005), at 3.64%, dated 4/30/26, due 5/1/26 (Delivery value $13,093,324)		13,092,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,208,083)		26,208,083
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $923,565,900)		2,132,121,501
OTHER ASSETS AND LIABILITIES — (0.9)%		(18,985,766)
TOTAL NET ASSETS — 100.0%		$2,113,135,735

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,672,875	USD	1,943,064	Citibank NA	6/26/26	$24,969
EUR	185,182	USD	217,532	Goldman Sachs & Co. LLC	6/26/26	323
EUR	306,612	USD	352,758	Morgan Stanley & Co. LLC	6/26/26	7,952
EUR	373,986	USD	439,299	Morgan Stanley & Co. LLC	6/26/26	672
EUR	410,801	USD	478,181	UBS AG	6/26/26	5,101
USD	1,635,693	EUR	1,400,541	Citibank NA	6/26/26	(11,956)
USD	1,635,075	EUR	1,400,541	Goldman Sachs & Co. LLC	6/26/26	(12,574)
USD	229,264	EUR	193,803	Goldman Sachs & Co. LLC	6/26/26	1,267
USD	1,634,424	EUR	1,400,541	Morgan Stanley & Co. LLC	6/26/26	(13,225)
USD	299,428	EUR	258,516	Morgan Stanley & Co. LLC	6/26/26	(4,700)
USD	347,517	EUR	293,990	Morgan Stanley & Co. LLC	6/26/26	1,656
USD	191,202	EUR	162,536	Morgan Stanley & Co. LLC	6/26/26	(12)
USD	1,635,131	EUR	1,400,541	UBS AG	6/26/26	(12,518)
						$(13,045)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,481,898. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,555,330, which includes securities collateral of $9,473,260.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,097,670,052	$8,243,366	—
Short-Term Investments	13,116,083	13,092,000	—
	$2,110,786,135	$21,335,366	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$41,940	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$54,985	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.